Acquisition Date Fair Value of the Consideration (Detail) (CNY)	1 Months Ended
Oct. 17, 2012
Business Acquisition [Line Items]
Cash	57,250,000
34% previously owned equity interests	31,572,322
15% non controlling interest	13,928,966
Net assets acquired	102,751,288